Consolidated statement of comprehensive income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Profit for the period	$ 17,665	$ 18,071
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Debt instruments at fair value through other comprehensive income	(213)	549
– fair value (losses)/gains	(378)	804
– fair value gains transferred to the income statement on disposal	(24)	(63)
– expected credit losses/(recoveries) recognised in the income statement	13	(3)
– disposal of subsidiary	90	0
– income taxes	86	(189)
Cash flow hedges	(710)	(1,062)
– fair value losses	(612)	(1,700)
– fair value (gains)/losses reclassified to the income statement	(673)	227
– disposal of subsidiary	262	0
– income taxes	313	411
Share of other comprehensive income/(expense) of associates and joint ventures	211	101
– share for the period	211	101
Net finance income/(expense) from insurance contracts	17	(101)
– before income taxes	23	(136)
– income taxes	(6)	35
Exchange differences	(2,588)	(347)
– foreign exchange losses reclassified to the income statement on disposal of a foreign operation	648	0
– other exchange differences	(3,236)	(347)
Items that will not be reclassified subsequently to profit or loss:
Fair value gains on property revaluation	5	1
Remeasurement of defined benefit asset/(liability)	146	(112)
– before income taxes	178	(105)
– income taxes	(32)	(7)
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	(283)	(653)
– before income taxes	(372)	(867)
– income taxes	89	214
– equity instruments designated at fair value through other comprehensive income	41	7
– fair value gains	62	7
– income taxes	(21)	0
Effects of hyperinflation	892	578
Other comprehensive expense for the period, net of tax	(2,482)	(1,039)
Total comprehensive income for the period	15,183	17,032
Attributable to:
– ordinary shareholders of the parent company	14,131	15,986
– other equity holders	526	542
– non-controlling interests	526	504
Total comprehensive income for the period	$ 15,183	$ 17,032